Value of Business Acquired and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Accumulated amortization of VOBA and other intangible assets		$ 255,709	$ 252,759
Trade Names
Business Acquisition [Line Items]
Intangible amortization	$ 1,050